Debt And Interest Expense Schedule of Interest expense (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 31, 2012	Apr. 17, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Debt Instrument [Line Items]
Interest expense, third party			$ 18,318	$ 37,972					$ 79,497	$ 118,021	$ 158,557	$ 165,611	$ 179,209
Related party interest expense (Note 13)			411	665					1,337	2,751
Amortization of debt acquisition costs (Note 7)			623	1,910					3,378	6,745	8,585	11,062	13,541
Write-off of debt acquisition costs (Note 7)	2,641	5,450	0	2,641					12,725	8,091	8,091		11,633
Write-off of loan discount			0	0					2,182	1,864	1,864		5,648
Financing costs (Note 7)		7,526	0	0					4,762	7,526	7,526
Amortization of deferred mark-to-market adjustment on terminated swaps (Note 11)			0	0	434	473	507	705	0	444	444	2,119	3,295
Interest rate swap losses (Note 11)			243	1,274					3,997	9,159	10,087	23,355	17,682
Total interest expense			19,595	44,462					107,878	154,601	198,484	208,319	236,004
Majority Shareholder
Debt Instrument [Line Items]
Related party interest expense (Note 13)			$ 411	$ 665					$ 1,337	$ 2,751	$ 3,330	$ 6,172	$ 4,996